Deposits and obligations (Tables)	12 Months Ended
Dec. 31, 2024
Deposits and Obligations [Abstract]
Summary of Deposits and Obligations
(a)
This caption is made up as follows:

	2024	2023
	S/(000)	S/(000)
Time deposits (e)	19,891,128	17,288,629
Saving deposits	19,411,720	17,756,097
Demand deposits	13,746,684	13,376,375
Compensation for service time (c)	711,806	760,551
Other obligations	6,690	6,582
Total	53,768,028	49,188,234

Summary of Time Deposits Classified By Maturity
(e)
The table below presents the balance of time deposits classified by maturity as of December 31, 2024 and 2023:

	2024	2023
	S/(000)	S/(000)
Within 1 month	7,744,887	6,131,655
Between 1 and 3 months	5,179,603	3,890,589
Between 3 months and 1 year	6,263,412	6,458,103
Between 1 and 5 years	413,031	512,280
More than 5 years	290,195	296,002
Total	19,891,128	17,288,629